Note 8 - Common Stock - Activity of Stock Option Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of Shares (in shares)	1,183,100	1,197,044
Weighted Average Exercise Price (in dollars per share)	$ 3.50	$ 3.79
Granted (in shares)	26,400	217,500
Weighted average exercise price, Granted (in dollars per share)	$ 0.15	$ 0.17
Forfeited or expired (in shares)	(32,000)	(231,444)
Weighted average exercise price, Forfeited or expired (in dollars per share)	$ 0.94	$ 1.89
Number of Shares (in shares)	1,177,500	1,183,100
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.50
Exercisable at June 30, 2015 (in shares)	756,094	785,594
Exercisable at June 30, 2015 (in dollars per share)	$ 5.25	$ 5.09